Annual Report

Japan
Fund

October 31, 2002

T. Rowe Price(registered trademark) (registered trademark)

Report Highlights

Japan Fund

o The Japanese market struggled once again during the summer and fall, leading to negative results for the six months and year ended October 31, 2002.

o Fund results trailed the benchmark averages, primarily because we avoided low-growth domestic firms that held up relatively well in the downdraft.

o We are continuing to focus on strong, globally competitive growth companies and are looking for ways to reduce portfolio risk.

o We are hopeful that more dramatic economic solutions may be promoted next year, which could benefit Japan's inexpensive stock market.


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Fellow Shareholders

After an encouraging rally in the first few months of 2002, the Japanese market endured a severe slump in the summer and early fall, leaving it in negative territory for the six months and year ended October 31, 2002. Your fund struggled in this environment, as the decline was particularly challenging to several areas of the portfolio. However, while Japan remains troubled by significant economic concerns, we see some positive potential for its stock market.


Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 10/31/02                            6 Months            12 Months
--------------------------------------------------------------------------------

Japan Fund                                         -19.30%              -23.10%


TSE First Section Index                             -16.48               -18.68

TSE Second Section Index                            -10.12               -16.20

Lipper Japanese Funds Average                       -19.36               -19.51
--------------------------------------------------------------------------------

The fund fell more than -19% during the six months, contributing to a -23.10% decline for the year. These results trailed the major averages somewhat, in part because of our avoidance of certain domestic sectors, such as banks, utilities, and construction. These sectors held their value relatively well during the downdraft, but we remain concerned about their long-term potential. Our overweight position in the auto segment was the portfolio's major positive contributor.


Market Environment

     Economy
     The Japanese economy remains effectively on the verge of a new recession. Export growth has allowed the economy to tread water, but domestic consumption, despite a pickup in the summer, is anemic. A much anticipated anti-deflation package was released in October, but it disappointed the markets because of the perception that it lacked sufficiently strong measures. Banking sector reform seemed to be moving closer to the top of the government's agenda, but the specifics of a potential cleanup remained unclear. For Japan to achieve a sustainable economic recovery, the financial system needs to be reformed and deflation must be effectively addressed.

     Although Japan is held up by the Federal Reserve and others as an example of what not to do with monetary and fiscal policy, it has in fact tried most of the solutions in the economics textbook. A financial implosion has been avoided primarily because of the strength of the rest of the world economy and because Japan owes its debt to itself. Now, however, the world economy may no longer be able to provide much support. The potential consequences are paralysis in the banking system, lower corporate margins, and weaker equity prices. Japan must look inward for its solution at a time when domestic investors are beginning to question the viability of the financial system and the government bond market. As a result, we believe we are nearer to a resolution of Japan's long-term problems.

     Equity Markets
     The Japanese market continued to decline over the last six months as the ongoing saga of the banking system's bad debts kept a lid on market enthusiasm. However, the Bank of Japan's recent proposal to buy long-term equity holdings held by the nation's banks resulted in another bout of bank outperformance. Meanwhile, a weaker yen and lower U.S. interest rates helped the auto sector achieve strong results.

     Elsewhere, domestic and lower-growth sectors such as utilities, railroads, and construction, held up well while growth companies, particularly those with a high level of foreign ownership, severely underperformed as foreign investors lost faith in the reform program of Prime Minister Koizumi.


PORTFOLIO STRATEGY

     Japan is a uniquely challenging market for the global investor. On the one hand, it is the world's second-largest economy and home to many of the world's best multinational growth companies. However, long-term economic weakness and structural problems in the political and economic environment have made it difficult to identify stock market winners from period to period. Our approach continues to focus on what we believe are high-quality companies with capable management and strong long-term growth potential, because we believe these will be the companies that survive the slump and emerge as leaders for Japan's economic future.

     The portfolio is broadly diversified across sectors and includes a number of mid- and small-capitalization growth stocks. Our bottom-up stock-picking approach has led us to emphasize the automobile industry, which continued to be highly competitive on a global scale. Our overweighting in this area, and the particular stocks we selected (including Honda Motor and Nissan Motor), were among the best positive contributors to results.


Industry Diversification
--------------------------------------------------------------------------------
                                                      Percent of Net Assets
                                                   4/30/02             10/31/02
--------------------------------------------------------------------------------

Consumer Discretionary                                29.2%                24.6%

Information Technology                                15.2                 24.1

Industrials and Business Services                     12.5                 16.6

Financials                                             5.8                 10.4

Consumer Staples                                      11.3                  8.4

Telecommunication Services                             5.2                  5.8

Health Care                                            6.9                  4.2

Energy                                                 1.5                  0.6

Materials                                              1.6                  0.4

Utilities                                              2.6                  0.0

Reserves                                               8.2                  4.9
--------------------------------------------------------------------------------

Total                                                100.0%               100.0%

--------------------------------------------------------------------------------

     On the other hand, an important area of weakness, in both absolute and relative terms, was financials. Our great concern over the health of the sector, its continuing problem with bad debts, and the potential for government intervention led us to sharply underweight our exposure here. However, the sector held up significantly better than the overall market, and our slight position was harmful to relative results. Our particular bank and diversified financial holdings fared relatively poorly as well.

     Other areas of emphasis for the fund included certain segments of the consumer and technology sectors, such as food, retail, and electronic equipment. In a broadly negative environment, results for these areas were mixed and generally did not aid overall performance. We reduced some positions in telecoms (notably NTT DoCoMo) and the consumer discretionary sector (including Ito-Yokado and Sanyo Electric). A lack of exposure to some better-performing areas, such as utilities, also weighed down our relative results.

     As we face a continually challenging environment, we are currently reviewing the outlook for all our holdings with the goal of reducing overall portfolio risk.


OUTLOOK

     After more than a decade of underperforming the rest of the world, Japan's place in international portfolios has been called into question. Yet Japan can't be ignored: its market still offers an important opportunity for portfolio diversification, and its economy has also provided a (bumpy) roadmap for the rest of the world economy. While it is still possible that Japan may lead the world into sustained deflation, on balance we think the government will be forced to find a radical solution to the nation's structural problems. Indeed, it's possible Japan needs to emerge from its slump for the world economy to recover.

     As in the past, it may require a crisis to prompt Japan's policymakers into action. Such crises tend to coincide with the financial calendar, suggesting that, if structural reforms are going to occur, they are most likely at the end of the first or third quarter next year. Any scenario that presents some resolution to Japan's economic woes would be highly beneficial to investors, as equities would offer exceptional value in both absolute and relative terms.


     Respectfully submitted,

     John R. Ford
     President, T. Rowe Price International Funds, Inc.

     November 20, 2002


T. Rowe Price Japan Fund
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS

                                                           Percent of
                                                           Net Assets
                                                             10/31/02
--------------------------------------------------------------------------------

  Canon                                                           5.1%

  Nissan Motor                                                    4.6

  Yakult Honsha                                                   4.4

  Tomen Electronics                                               3.2

  NTT DoCoMo                                                      3.1
--------------------------------------------------------------------------------

  Honda Motor                                                     3.0

  Toyota Motor                                                    2.9

  Nomura Research Institute                                       2.7

  KDDI                                                            2.7

  Sony                                                            2.6
--------------------------------------------------------------------------------

  Sumitomo Mitsui Bank                                            2.4

  Tokyo Electron                                                  2.4

  Takeda Chemical Industries                                      2.2

  Mitsubishi Estate                                               2.2

  Yamada Denki                                                    2.1
--------------------------------------------------------------------------------

  Trend Micro                                                     1.9

  Hitachi                                                         1.8

  East Japan Railway                                              1.8

  Kyocera                                                         1.8

  Matsui Securities                                               1.8
--------------------------------------------------------------------------------

  Shiseido                                                        1.7

  Toys "R" Us-Japan                                               1.6

  Toppan Printing                                                 1.5

  Fanuc                                                           1.5

  Tostem Inax Holding                                             1.5
--------------------------------------------------------------------------------

  Total                                                          62.5%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund.

--------------------------------------------------------------------------------

T. Rowe Price Japan Fund
--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------

T. Rowe Price Japan Fund
--------------------------------------------------------------------------------

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

JAPAN FUND
--------------------------------------------------------------------------------

                                  Lipper
                                  TSE First                             Average
                                  Secti           Japanese                Japan
                                  Index              Funds                 Fund
--------------------------------------------------------------------------------

10/31/92                          10,00             10,000               10,000

10/93                             14,47             13,812               13,497

10/94                             15,74             15,305               14,746

10/95                             13,29             12,832               12,848

10/96                             13,12             12,665               12,342

10/97                             10,22             10,417               10,905

10/98                             8,559              9,139                9,195

10/99                             14,43             17,430               18,636

10/00                             12,17             15,660               15,913

10/01                             8,336             10,367               10,112

10/02                             6,779              8,563                7,776
--------------------------------------------------------------------------------

Average Annual Compound Total Return
--------------------------------------------------------------------------------

     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

     Periods Ended
     10/31/02         1 Year          3 Years          5 Years         10 Years
--------------------------------------------------------------------------------

     Japan Fund      -23.10%          -25.27%           -6.54%           -2.48%


Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.


T. Rowe Price Japan Fund
--------------------------------------------------------------------------------

Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                    Year
                   Ended
                10/31/02    10/31/01    10/31/00    10/31/99    10/31/98
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning
of period      $    6.58   $   11.59   $   13.62   $    6.72   $    7.97

  Investment activities
  Net investment
  income (loss)    (0.04)      (0.04)      (0.06)      (0.02)      (0.03)

  Net realized and

  unrealized
  gain (loss)      (1.48)      (3.77)      (1.92)       6.92       (1.22)

  Total from
  investment
  activities       (1.52)      (3.81)      (1.98)       6.90       (1.25)

Distributions
  Net realized
  gain              --         (1.20)      (0.05)       --          --

NET ASSET VALUE

End of period   $   5.06    $   6.58    $  11.59    $  13.62    $   6.72
                --------    --------    --------    --------    --------

Ratios/Supplemental Data

Total
return^           (23.10)%    (36.45)%    (14.61)%    102.68%     (15.68)%

Ratio of total
expenses to
average net
assets              1.35%       1.25%       1.09%       1.14%      1 .32

Ratio of net
investment
income (loss)
to average
net assets         (0.60)%     (0.43)%     (0.38)%     (0.27)%     (0.37)%

Portfolio
turnover rate      104.2%       45.8%       59.5%       58.8%      66.9

Net assets,
end of period
(in thousands)  $101,879     $146,406     $309,686     $513,739     $150,949
--------------------------------------------------------------------------------

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.


The accompanying notes are an integral part of these financial statements.


T. Rowe Price Japan Fund
--------------------------------------------------------------------------------
                                                              October 31, 2002


Portfolio of Investments                                         Shares   Value
--------------------------------------------------------------------------------
                                                                   In thousands

JAPAN  95.1%

Common Stocks  95.1%

Consumer Discretionary  24.6%

  AEON                                              60,000            $  1,471
  Columbia Music
  Entertainment *(misc. symbol)                    850,000                  720

  Honda Motor                                       85,400                3,054

  Ito-Yokado                                        36,000                1,120

  Marui                                            115,000                1,066

  Nintendo                                          12,400                1,192

  Nissan Motor                                     608,600                4,665

  Sanyo Electric                                   368,000                  986

  Sony                                              61,000                2,619

  Toyota Motor                                     120,000                2,913

  Toys "R" Us-Japan                                128,500                1,601

  World Corporation                                 72,300                1,546

  Yamada Denki
  (Ordinary shares) (misc. symbol)                  26,800                  659

  Yamada Denki
  (Bonus shares) (misc. symbol)                     60,000                1,476

  Total Consumer Discretionary                                           25,088


  Consumer Staples  8.4%

  Ito (misc. symbol)                                44,400                1,411

  Seven-Eleven Japan                                34,000                  958

  Shiseido                                         154,000                1,709

  Yakult Honsha                                    367,000                4,451

  Total Consumer Staples                             8,529

  Energy                                                                    0.6%

  Tonen General Sekiyu (misc. symbol)               90,000                  564

  Total Energy                                                              564


  Financial  10.4%

  Aiful                                             24,400                1,024

  Matsui Securities (misc. symbol)                 282,600                1,807

  Mitsubishi Estate                                296,000                2,209

  Mitsui Fudosan                                   116,000                  887

  Nomura Securities                                125,000                1,436

  Sumitomo Mitsui Bank                             600,000                2,478

  UFJ *(misc. symbol)                                  500                  753

  Total Financial                                   10,594


  Health Care  4.2%

  Daiichi Pharmaceutical                            67,500             $    984

  Fujisawa Pharmaceutical                           54,000                1,047

  Takeda Chemical Industries                        55,000                2,280

  Total Health Care                                  4,311

  Industrials & Business Services                                          16.6%

  East Japan Railway                                   406                1,845

  Fanuc (misc. symbol)                              39,500                1,561

  Megachips (misc. symbol)                          85,000                  883

  Mitsubishi (misc. symbol)                        192,000                1,197

  Nippon Jogesuido Sekkei *                             80                  146

  Nippon Yusen                                     500,000                1,479

  Secom                                             42,500                1,499

  SMC                                               13,000                1,027

  Sumitomo                                         204,000                  882

  Tomen Electronics                                140,000                3,210

  Toppan Printing                                  212,000                1,573

  Tostem Inax Holding (misc. symbol)               116,000                1,559

  Total Industrials & Business Services             16,861


  Information Technology  24.1%

  Canon                                            142,000                5,228

  Celartem Technology *(misc. symbol)                  150                  919

  Eizo Nanao                                       100,600                  973

  Hitachi                                          482,000                1,881

  Hitachi Chemical                                 202,500                1,478

  Keyence                                            6,800                1,123

  Kyocera                                           31,200                1,835

  Murata Manufacturing                              10,300                  486

  Nidec                                             25,700                1,557

  Nissho Electronics                               127,000                1,002

  Nomura Research Institute                         27,100                2,795

  NS Solutions 144A *(misc. symbol)                 22,400                  934

  Tokyo Electron                                    60,000                2,414

  Trend Micro *(misc. symbol)                       86,500                1,973

  Total Information Technology                                           24,598


  Materials  0.4%

  Nippon Mining Holdings (misc. symbol)            300,000                  423

  Total Materials                                      423


  Telecommunication Services 5.8%

  KDDI (misc. symbol)                                  950             $  2,786

  NTT DoCoMo                                         1,720                3,166

  Total Telecommunication Services                   5,952

  Total Japan (Cost 109,839)                                             96,920


  SHORT-TERM INVESTMENTS  3.7%

  Money Market Funds  3.7%

  T. Rowe Price Reserve
  Investment Fund, 1.85% #                       3,726,423                3,726

  Total Short-Term
  Investments (Cost 3,726)                                                3,726

  Total Investments in Securities

  98.8% of Net Assets (Cost 113,565)                                   $100,646

  Other Assets Less Liabilities                                           1,233

  NET ASSETS                                                           $101,879
                                                                       --------

--------------------------------------------------------------------------------

#    Seven-day yield

*    Non-income producing

(misc. symbol) All or a portion of this security is on loan at October 31, 2002
     - See Note 2

144A Security was purchased pursuant to Rule 144A under the Securities Act of
     1993 and may be resold in transactions exempt from registration only to qualified institutional buyers-total of such securities at period-end amounts to 934 and represents 0.9% of net assets.
--------------------------------------------------------------------------------

T. Rowe Price Japan Fund
--------------------------------------------------------------------------------
                                                                October 31, 2002

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands

  Investments in securities,
  at value (cost 113,565)                                    $100,646

  Securities lending collateral                                11,890

  Other assets                                                  5,107

  Total assets                                                117,643

  Liabilities

  Obligation to return securities lending collateral           11,890

  Other liabilities                                             3,874

  Total liabilities                                            15,764

  NET ASSETS                                                 $101,879
                                                             --------



  Net Assets Consist of:

  Undistributed net realized gain (loss)                      (82,124)

  Net unrealized gain (loss)                                  (12,922)

  Paid-in-capital applicable to 20,139,658 shares of
  0.01 par value capital stock outstanding;
  2,000,000,000 shares of the Corporation authorized          196,925

  NET ASSETS                                                 $101,879
                                                             --------
  NET ASSET VALUE PER SHARE                                  $   5.06
                                                             --------



The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Japan Fund
--------------------------------------------------------------------------------

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                 Year
                                                                Ended
                                                             10/31/02
--------------------------------------------------------------------------------

Investment Income (Loss)

Income
  Dividend (net of foreign taxes of 135)                     $    766

  Interest                                                        159

  Securities lending                                               65

  Total income                                                    990

Expenses

  Investment management                                         1,085

  Shareholder servicing                                           446

  Custody and accounting                                          145

  Registration                                                     36

  Prospectus and shareholder reports                               33

  Legal and audit                                                  19

  Proxy and annual meeting                                         12

  Directors                                                         6

  Miscellaneous                                                     4

  Total expenses                                                1,786

Net investment income (loss)                                     (796)

Realized and Unrealized Gain (Loss)

  Net realized gain (loss)
  Securities                                                  (47,208)
  Foreign currency transactions                                  (149)

  Net realized gain (loss)                                    (47,357)

Change in net unrealized gain (loss)

  Securities                                                   16,883

  Other assets and liabilities

  denominated in foreign currencies                                13

Change in net unrealized gain (loss)                           16,896

Net realized and unrealized gain (loss)                       (30,461)



  INCREASE (DECREASE) IN NET

  ASSETS FROM OPERATIONS                                     $(31,257)
                                                             --------

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Japan Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                      Year
                                                     Ended
                                                  10/31/02             10/31/01
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                   $    (796)           $    (904)

  Net realized gain (loss)                         (47,357)             (35,354)

  Change in net unrealized gain (loss)              16,896              (58,122)

  Increase (decrease) in net
  assets from operations                           (31,257)             (94,380)

Distributions to shareholders

  Net realized gain                                   --                (30,381)

Capital share transactions *

  Shares sold                                      252,194              253,688

  Distributions reinvested                            --                 29,100

  Shares redeemed                                 (265,464)            (321,307)

  Increase (decrease) in net assets from capital
  share transactions                               (13,270)             (38,519)

Net Assets

  Increase (decrease) during period                (44,527)            (163,280)

  Beginning of period                              146,406              309,686

  End of period                               $    101,879           $  146,406
                                              ------------           ----------

*Share information

  Shares sold                                       42,471               29,964

  Distributions reinvested                            --                  2,893

  Shares redeemed                                  (44,578)             (37,334)

  Increase (decrease) in shares outstanding         (2,107)              (4,477)
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Japan Fund
--------------------------------------------------------------------------------
                                                             October 31, 2002

Notes to Financial Statements


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Japan Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 30, 1991. The fund seeks long-term growth of capital through investments in common stocks of companies located, or with primary operations, in Japan.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At October 31, 2002, the value of loaned securities was 11,303,000; aggregate collateral consisted of 11,890,000 in the securities lending collateral pool.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated 129,072,000 and 137,148,000, respectively, for the year ended October 31, 2002.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

     There were no distributions in the year ended October 31, 2002. At October 31, 2002, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------

     Unrealized appreciation                                8,138,000

     Unrealized depreciation                               (21,060,000)

     Net unrealized appreciation (depreciation)            (12,922,000)

     Capital loss carryforwards                            (82,124,000)
     Paid-in capital                                       196,925,000

     Net assets                                           $101,879,000
                                                          ------------
--------------------------------------------------------------------------------

     The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of October 31, 2002, the fund had 34,916,000 of capital loss carryforwards that expire in 2009, and 47,208,000 that expire in 2010.

     For the year ended October 31, 2002, the fund recorded the following permanent reclassifications, which relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.
--------------------------------------------------------------------------------

     Undistributed net investment income                      796,000

     Undistributed net realized gain                          168,000

     Paid-in-capital                                         (964,000)
--------------------------------------------------------------------------------

At October 31, 2002, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled 113,565,000.
--------------------------------------------------------------------------------

Note 4 - FOREIGN TAXES

     The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.


NOTE 5 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.50% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first 1 billion of assets to 0.295% for assets in excess of 120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At October 31, 2002, the effective annual group fee rate was 0.32%, and investment management fee payable totaled 73,000.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled 390,000 for the year ended October 31, 2002, of which 37,000 was payable at period-end.

     The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended October 31, 2002, the fund was allocated 17,000 of Spectrum Funds' expenses, of which 10,000 related to services provided by Price and 4,000 was payable at period-end. At October 31, 2002, approximately 2.5% of the outstanding shares of the fund were held by the Spectrum Funds.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended October 31, 2002, totaled 159,000 and are reflected as interest income in the accompanying Statement of Operations.


T. Rowe Price Japan Fund
--------------------------------------------------------------------------------

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price International Funds, Inc. and Shareholders of T. Rowe Price Japan Fund

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Japan Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the "Fund") at October 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.



     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     November 19, 2002


T. Rowe Price Japan Fund
--------------------------------------------------------------------------------

Tax Information (Unaudited) for the Tax Year Ended 10/31/02
--------------------------------------------------------------------------------

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The fund will pass through foreign source income of 84,000 and foreign taxes paid of 84,000.

--------------------------------------------------------------------------------

T. Rowe Price Japan Fund
--------------------------------------------------------------------------------

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

Independent Directors

Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and
Directorships of Other Public Companies
--------------------------------------------------------------------------------

Calvin W. Burnett, Ph.D.
(3/16/32)
2001
President, Coppin State College;
Director, Provident Bank of Maryland
--------------------------------------------------------------------------------

Anthony W. Deering
(1/28/45)
1991
Director, Chairman of the Board, President,
and Chief Executive Officer, The Rouse Company, real estate developers
--------------------------------------------------------------------------------
Donald W. Dick, Jr.
(1/27/43)
1988
Principal, EuroCapital Advisors, LLC, an acquisition
and management advisory firm
--------------------------------------------------------------------------------

David K. Fagin
(4/9/38)
2001
Director, Dayton Mining Corp. (6/98 to present), Golden Star Resources Ltd., and Canyon Resources Corp. (5/00 to present); Chairman and President, Nye Corp.
--------------------------------------------------------------------------------

F. Pierce Linaweaver
(8/22/34)
2001
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers
--------------------------------------------------------------------------------

Hanne M. Merriman
(11/16/41)
2001
Retail Business Consultant; Director, Ann Taylor Stores Corp., Ameren Corp., Finlay Enterprises, Inc., The Rouse Company, and US Airways Group, Inc.
--------------------------------------------------------------------------------
John G. Schreiber

(10/21/46)
2001
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company
--------------------------------------------------------------------------------

Hubert D. Vos
(8/2/33)
2001
Owner/President, Stonington Capital Corp., a private investment company
--------------------------------------------------------------------------------

Paul M. Wythes
(6/23/33)
1996
Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.
--------------------------------------------------------------------------------

T. Rowe Price Japan Fund
Inside Directors

*Each inside director serves until the election of a successor.
Officers

Unless otherwise noted, officers have been employees of T. Rowe Price or
T. Rowe Price International for at least five years.
--------------------------------------------------------------------------------

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and
Directorships of Other Public Companies
--------------------------------------------------------------------------------

James S. Riepe
(6/25/43)
2002
[105]

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc., and T. Rowe Price Global Investment Services Limited; Chairman of the Board, International Funds
--------------------------------------------------------------------------------

M. David Testa
(4/22/44) 1979
[105]

Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited; Director and Vice President, T. Rowe Price Trust Company; Director, T. Rowe Price Global Investment Services Limited and T. Rowe Price International, Inc.; Vice President, International Funds
--------------------------------------------------------------------------------

Martin G. Wade
(2/16/43)
1982
[16]

Director and Vice President, T. Rowe Price
Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Investment Services Limited and T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited; Vice President, T. Rowe Price
--------------------------------------------------------------------------------

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)
--------------------------------------------------------------------------------

Christopher D. Alderson (3/29/62)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Mark C.J. Bickford-Smith (4/30/62)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Joseph A. Carrier (12/30/60)
Treasurer, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------

Michael J. Conelius (6/16/64)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

T. Rowe Price Japan Fund
Officers (continued)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.
--------------------------------------------------------------------------------
Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)
--------------------------------------------------------------------------------

Ann B. Cranmer (3/23/47)
Assistant Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; Vice President and Secretary, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited
--------------------------------------------------------------------------------

Frances Dydasco (5/8/66)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Mark J.T. Edwards (10/27/57)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Roger L. Fiery III (2/10/59)
Assistant Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

John R. Ford (11/25/57)
President, International Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, Chief Investment Officer, and Vice President, T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Henry H. Hopkins (12/23/42)
Vice President, International Funds

Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company; Vice President, T. Rowe Price, T. Rowe Price International,
Inc., and T. Rowe Price Retirement Plan Services, Inc.
--------------------------------------------------------------------------------

Ian D. Kelson (8/16/56)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; formerly Head of Fixed Income, Morgan Grenfell/ Deutsche Asset Management (to 2000)
--------------------------------------------------------------------------------

Patricia B. Lippert (1/12/53)
Secretary, International Funds

Assistant Vice President, T. Rowe Price and T. Rowe Price Investment
Services, Inc.
--------------------------------------------------------------------------------

Ian J. Macdonald (1/7/62)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

David S. Middleton (1/18/56)
Controller, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

George A. Murnaghan (5/1/56)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

T. Rowe Price Japan Fund
Officers (continued)

Unless otherwise noted, officers have been employees of T. Rowe Price or
T. Rowe Price International for at least five years.
--------------------------------------------------------------------------------

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)
--------------------------------------------------------------------------------

Gonzalo Pangaro (11/27/68)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

D. James Prey III (11/26/59) Vice President, International Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Robert Revel-Chion (3/9/65)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Christopher J. Rothery (5/26/63)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

James B.M. Seddon (6/17/64)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Robert W. Smith (4/11/61)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Benedict R.F. Thomas (8/27/64)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Justin Thomson (1/14/68)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; formerly Portfolio Manager, G.T. Capital/Invesco (to 1998)
--------------------------------------------------------------------------------

David J.L. Warren (4/14/57)
Executive Vice President, International Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, Chief Executive Officer, and President, T. Rowe Price International, Inc.; Director,
T. Rowe Price Global Asset Management Limited
--------------------------------------------------------------------------------

William F. Wendler II (3/14/62)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Richard T. Whitney (5/7/58)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Edward A. Wiese, CFA (4/12/59)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Director, Chief Investment Officer, and Vice President,
T. Rowe Price Savings Bank
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or
T. Rowe Price International for at least five years.
--------------------------------------------------------------------------------

T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------

Investment Services and Information
--------------------------------------------------------------------------------

     KNOWLEDGEABLE SERVICE REPRESENTATIVES

          By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

          In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.


     ACCOUNT SERVICES

          Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet.
          Address: www.troweprice.com.

          Automatic Investing. From your bank account or paycheck.

          Automatic Withdrawal. Scheduled, automatic redemptions.

          IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.


     BROKERAGE SERVICES *

          Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.


     INVESTMENT INFORMATION

     Consolidated Statement. Overview of all of your accounts.

     Shareholder Reports. Manager reviews of their strategies and results.

     T. Rowe Price Report. Quarterly investment newsletter.

     Performance Update. Quarterly review of all T. Rowe Price fund results.

     Insights. Educational reports on investment strategies and markets.

     Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

     * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.


T. Rowe Price Planning Tools and Services
--------------------------------------------------------------------------------

     T. Rowe Price Retirement Services
--------------------------------------------------------------------------------

          T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

          PLANNING TOOLS AND SERVICES

          T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

          Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

          Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

          IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

          Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.


          INVESTMENT VEHICLES

          Individual Retirement Accounts (IRAs)
          No-Load Variable Annuities
          Small Business Retirement Plans

          * Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.


T. Rowe Price Web Services
--------------------------------------------------------------------------------

     www.troweprice.com

          ACCOUNT INFORMATION

          Account Access allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

          AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.


          FINANCIAL TOOLS AND CALCULATORS

          College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

          Morningstar(registered trademark) Portfolio Trackersm. See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

          Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

          Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.


          INVESTMENT TRACKING AND INFORMATION

          My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

          Morningstar(registered trademark) Portfolio Watchlistsm. Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

          Morningstar(registered trademark) Portfolio X-Raysm. This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.


T. Rowe Price College Planning
--------------------------------------------------------------------------------

     College Planning

          With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

          T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Education Trust of Alaska and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of 250,000 for a person's education. With systematic investing, you can invest as little as 50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses.

          We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

          Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of 2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions. Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

          College Investment Calculator. This Web-based application helps you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

          College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.


T. Rowe Price Advisory Services
--------------------------------------------------------------------------------

     Advisory Services

     If you are looking for professional investment advisory services with a personal touch, T. Rowe Price offers tools to help you make informed investing decisions and take control of your financial future.

     The T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

     Rollover Investment Service* offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

     T. Rowe Price Investment Checkup(registered trademark) offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

     Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

     Morningstar(registered trademark) Clear Futuresm Guidance. This unique retirement planning tool can help you determine an investment strategy for your retirement assets. After you input information about your current financial situation, Clear Future calculates several retirement income ranges you could achieve.

     * Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.


T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value*
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Retirement 2010
Retirement 2020
Retirement 2030
Retirement 2040
Retirement Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield*
Inflation Protected Bond
New Income*
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income*
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS!!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money
Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income*
International Stock*
Japan
Latin America
New Asia
Spectrum International Bond
Emerging Markets Bond
International Bond*




For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

!    Closed to new investors.

!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at 1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


T. Rowe Price Invest With Confidence (registered trademark)

T. Rowe Price Investment Services, Inc. 100 East Pratt Street
Baltimore, MD 21202

         F62-050  10/31/02